Business Combinations - Additional Information (Detail) ₨ in Millions, $ in Millions				12 Months Ended
	Jan. 03, 2025	Dec. 16, 2024	Feb. 13, 2024	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill				₨ 316,002	₨ 307,970	₨ 325,014	$ 3,804
Business combination acquistion rate					100.00%
WIT Aggne [member]
Disclosure of detailed information about business combination [line items]
Goodwill				4,817
Convergence Acceleration Solutions, LLC [Member]
Disclosure of detailed information about business combination [line items]
Total consideration					₨ 5,587
Goodwill					3,347
Undiscounted Fair Value Of Contingent Consideration					1,804
Discounted Fair Value Of Contingent Consideration					1,662
Convergence Acceleration Solutions, LLC [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Total consideration					5,587
Convergence Acceleration Solutions, LLC [Member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable					2,277
Convergence Acceleration Solutions, LLC [Member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable					₨ 0
Convergence Acceleration Solutions, LLC [Member] | Discounted cash flow [member] | Three Years Ending March312023 [Member]
Disclosure of detailed information about business combination [line items]
Fair value of earn-out liability, percent					4.58%
Rizing Intermediate Holdings Inc and its subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Total consideration					₨ 43,830
Goodwill					36,780
Rizing Intermediate Holdings Inc and its subsidiaries [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Consideration in cash					43,830
Aggne [Member]
Disclosure of detailed information about business combination [line items]
Total consideration				5,525
Goodwill				₨ 4,817
Discount rate of financial liability				5.87%
Aggne [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Total consideration				₨ 5,525
AVT [Member]
Disclosure of detailed information about business combination [line items]
Total consideration						2,836
Goodwill						1,324
Deferred Consideration Payable						264
Undiscounted Fair Value Of Contingent Consideration						2,122
Discounted Fair Value Of Contingent Consideration						1,537
AVT [Member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable						2,122
AVT [Member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable						₨ 0
Applied Value Technologies Pte Limited [member]
Disclosure of detailed information about business combination [line items]
Business combination acquistion rate	100.00%
Applied Value Technologies, Inc. and Applied Value Technologies B.V. [Member]
Disclosure of detailed information about business combination [line items]
Business combination acquistion rate		100.00%
CAS Group and Rizing [member]
Disclosure of detailed information about business combination [line items]
Goodwill					₨ 40,127
Aggne Global Inc. and Aggne Global IT Services Private Limited ("Aggne") [member]
Disclosure of detailed information about business combination [line items]
Business combination acquistion rate			60.00%
Undiscounted fair value [Member] | Aggne [Member]
Disclosure of detailed information about business combination [line items]
Fair value of financial liability				5,176
Discounted fair value [Member] | Aggne [Member]
Disclosure of detailed information about business combination [line items]
Fair value of financial liability				₨ 4,238